Net Income per Share (Details) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Weighted-average common shares outstanding, Basic	58,972,913	49,428,842	49,578,130	49,227,466	48,472,240
Shares for diluted net income per share	59,962,033	50,012,881	50,173,478	49,947,699	49,385,335
Restricted Stock [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment	240,442	107,098
Employee Stock Option [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment	748,678	476,941